TRADE AND OTHER RECEIVABLES - AGING ANALYSIS (Details) - Trade receivables [member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	$ 26,884,000	$ 30,105,000
Not Due | Not impaired receivable
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	338,350	299,327,000
Due, Less than 90 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	20,268,000	22,047,000
Due, Between 90 and 180 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	1,476,000	2,146,000
Due, Betweeen 180 and 360 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	1,734,000	1,398,000
Due, Over 360 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	$ 3,406,000	$ 4,514,000